Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Sales	$ 7,806,500	$ 6,783,800	$ 26,077,300	$ 17,737,900	$ 30,953,500	$ 5,730,300
Cost of Sales	7,183,900	6,964,400	24,448,100	17,144,300	27,645,100	4,936,700
Gross Profit (Loss)	622,600	(180,600)	1,629,200	593,600	3,308,400	793,600
Operating Expenses	1,458,200	731,100	3,769,900	2,556,000	3,466,800	2,765,900
Operating Income Loss	(835,600)	(911,700)	(2,140,700)	(1,962,400)	(158,400)	(1,972,300)
Other Income (Expense)
Loss on Sale of Equipment	(12,400)		(27,900)
Other Income		6,800	13,000	79,200	79,100	19,200
Interest Expense	(163,900)	(131,100)	(254,200)	(216,200)	(358,300)	(117,700)
Income from the Equity Method Investment						1,229,700
Total Other Income (Expense)	(176,300)	(124,300)	(269,100)	(137,000)	(279,200)	1,131,200
Loss Before Income Tax	(1,011,900)	(1,036,000)	(2,409,800)	(2,099,400)	(437,600)	(841,100)
Income Tax (Benefit) Provision	571,600	439,700	561,500	439,700	(634,600)	517,800
Net Income (loss)	(440,300)	(596,300)	(1,848,300)	(1,659,700)	197,000	(1,358,900)
Net Income Loss Attributable to Non-controlling interest	(3,200)	(102,900)	(228,100)	(51,700)	(38,600)	31,500
Net Income Loss Attributable to Stockholders	$ (437,100)	$ (493,400)	$ (1,620,200)	$ (1,608,000)	$ 235,600	$ (1,390,400)
Net Income (Loss) Per Share - Basic					$ 0.07	$ (0.40)
Net Income (Loss) Per Share - Diluted					0.07	(0.40)
Net Loss Per Share - Basic and Diluted	$ (0.10)	$ (0.14)	$ (0.43)	$ (0.46)
Weighted Average Common Shares Outstanding - Basic					3,513,517	3,513,517
Weighted Average Common Shares Outstanding - Diluted					3,513,517	3,513,517
Weighted Average Common Shares Outstanding - Basic and Diluted	4,180,054	3,513,517	3,737,318	3,513,517